VESSELS AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2024
Property, plant and equipment [abstract]
Schedule of Movements in Vessels and Equipment
Movements in the six months ended June 30, 2024 were as follows;

(in thousands of $)	Vessels and equipment	Drydock component	Total
Cost
As of December 31, 2023	5,464,799	147,655	5,612,454
Additions	1,235,065	24,809	1,259,874
Disposals	(714,938)	(23,670)	(738,608)
As of June 30, 2024	5,984,926	148,794	6,133,720

Accumulated depreciation
As of December 31, 2023	(890,918)	(88,367)	(979,285)
Charge for the period	(159,985)	(11,369)	(171,354)
Disposals	434,798	17,695	452,493
As of June 30, 2024	(616,105)	(82,041)	(698,146)

Net book value as of June 30, 2024	5,368,821	66,753	5,435,574